Warrant Liability (Details) - Schedule of Details the Changes in Warrant Liability	6 Months Ended
Jun. 29, 2024 CAD ($)
Schedule Of Details The Changes In Warrant Liability Abstract
Balance at beginning	$ 1,746,575
Balance at ending	734,759
Revaluation of warrant liability	$ (1,011,816)